Equity Method Investments	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	Equity Method Investments
During 2019 we entered into a joint venture with Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”) to provide integrated well services to Petróleos Mexicanos (“Pemex”). This involved Borr Mexico Ventures Limited (“BMV”) subscribing to 49% of the equity of Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”). CME’s wholly owned subsidiary, Operadora Productora y Exploradora Mexicana, S.A. de C.V. (“Operadora”) owned 51% of each of Opex and Akal. In addition, we provide five jack-up rigs on bareboat charters to two other joint venture companies, Perfomex and Perfomex II, in which we previously held a 49% interest with CME.
On August 4, 2021, the Company executed a Stock Purchase Agreement between BMV and Operadora for the sale of the Company's 49% interest in each of Opex and Akal joint ventures, as well as the acquisition of a 2% incremental interest in each of Perfomex I and Perfomex II joint ventures. The acquisition was completed on the same date.
Effective August 4, 2021, although we now hold a 51% equity ownership in Perfomex and Perfomex II, we have assessed whether the increased investments in the Perfomex ventures results in the need to consolidate these entities under US GAAP. The significant judgements are whether the joint ventures are variable interest entities (VIEs) and, if so, whether Borr is the primary beneficiary. We concluded that the joint ventures are VIEs; however, we do not have the power to direct the decisions which most significantly impact the economic performance of the joint ventures. As such, we are not considered to be the primary beneficiary of the variable interest entities and we continue to account for our interests in Perfomex and Perfomex II as equity method investments in accordance with ASC 323, Investment - Equity Method and Joint Ventures and record the investments in "Equity method investments" in the Consolidated Balance Sheets.
Prior to August 4, 2021, Opex and Akal contracted technical support services from BMV, management services from Operadora and well services from specialist well service contractors (including an affiliate of one of our shareholders Schlumberger Limited) and logistics and administration services from Logística y Operaciones OTM, S.A. de C.V, an affiliate of CME. This structure enabled Opex and Akal to provide bundled integrated well services to Pemex. The potential revenue earned was fixed under each of the Pemex contracts, while Opex and Akal managed the drilling services and related costs on a per well basis. Prior to the sale, we were obligated, as a 49% shareholder, to fund any capital shortfall in Opex or Akal should the Board of Opex or Akal make cash calls to the shareholders under the provisions of the Shareholder Agreements. On the date of sale, the outstanding funding provided to date was returned.
The below tables sets forth the results from these entities, on a 100% basis, for the three months to June 30, 2022 and 2021:

	Three months ended June 30, 2022		Three months ended June 30, 2021
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II	Opex	Akal
Revenue	26.7	24.9	29.3	58.5	27.1	13.8
Operating expenses	(26.0)	(24.4)	(27.4)	(63.3)	(35.7)	(8.6)
Net income/(loss)	(2.7)	0.7	2.5	(1.5)	(16.3)	3.7

The below tables sets forth the results from these entities, on a 100% basis, for the six months to June 30, 2022 and 2021:

	Six months ended June 30, 2022		Six months ended June 30, 2021
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II	Opex	Akal
Revenue	56.1	47.7	51.8	23.9	173.2	71.9
Operating expenses	(54.5)	(46.6)	(47.7)	(17.9)	(148.0)	(81.7)
Net income/(loss)	(1.4)	1.4	1.1	3.3	28.4	(9.8)
Revenue in Opex and Akal is recognized on a percentage of completion basis under the cost input method. The services Opex and Akal deliver are to a single customer, Pemex, and involve delivering integrated well services with payment upon the completion of each well in the contract. Revenue in Perfomex and Perfomex II is recognized on a day rate basis on contracts with Opex and Akal, consistent with our historical revenue recognition policies, with day rate accruing each day as the service is performed. We provide rigs and services to Perfomex and Perfomex II for use in their contracts with Opex and Akal, respectively. As of June 30, 2022, Perfomex I and Perfomex II had $106.7 million of receivables from Opex and Akal, of which $87.9 million were outstanding and $18.8 million were unbilled. As of December 31, 2021, Perfomex and Perfomex II had $86.8 million of receivables from Opex and Akal, of which $70.5 million were outstanding and $16.3 million were unbilled.
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at June 30, 2022		As at December 31, 2021
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Cash	11.0	15.8	9.0	7.2
Total current assets	147.6	81.2	142.2	48.7
Total non-current assets	3.6	3.6	4.2	2.1
Total assets	151.2	84.8	146.4	50.8
Total current liabilities	138.3	78.4	132.1	45.8
Equity	12.9	6.4	14.3	5.0
Total Liabilities and Equity	151.2	84.8	146.4	50.8
The following presents our investments in equity method investments as at June 30, 2022:

In $ millions	Perfomex	Perfomex II	Borr Total
Balance as of January 1, 2022	16.9	2.5	19.4
Income on a percentage basis	(0.7)	0.7	—
Balance as of June 30, 2022 (1)	16.2	3.2	19.4
(1) As at June 30, 2022, the "Equity method investments" balance in the Unaudited Consolidated Balance Sheets includes $9.8 million in funding provided by shareholder loans to Perfomex